Liberty Small-Cap Value Fund
                        Liberty Value Opportunities Fund
                               Liberty Value Fund
                      Liberty All-Star Growth & Income Fund
                         Liberty Strategic Balanced Fund
                       Liberty Short Term Government Fund
                          Liberty Oregon Tax-Free Fund
                         Liberty Florida Tax-Exempt Fund
                        Liberty Michigan Tax-Exempt Fund
                        Liberty Minnesota Tax-Exempt Fund
                     Liberty North Carolina Tax-Exempt Fund
                        Liberty Contrarian Small-Cap Fund
                        Liberty Contrarian Balanced Fund
                         Liberty Newport Tiger Cub Fund
                       Liberty Newport Global Equity fund
                      liberty Intermediate Tax-Exempt fund
                                  (the "Funds")

                           SUPPLEMENT TO PROSPECTUSES
         (Replacing Supplements dated October 2, 2000, October 16, 2000 and October 20, 2000)

On October 17 or October 26, 2000 the respective Boards of Trustees of the Funds approved a proposal to reorganize each of the Funds into the respective Acquiring Fund listed below, subject to shareholder approval. If shareholders of each Fund approve the proposal, all of the assets of the Fund will be transferred to the respective Acquiring Fund and shareholders of each Fund will receive shares of the Acquiring Fund in exchange for their shares. Shareholders of each Fund are scheduled to vote on the proposal at a special meeting of shareholders to be held on December 27, 2000. If approved on that date, the reorganizations are proposed to take place in January, 2001. Shareholders of the Funds other than Liberty Newport Global Equity Fund and Liberty Intermediate Tax-Exempt Fund will be mailed information detailing the proposal on or about November 13, 2000. Shareholders of Liberty Newport Global Equity Fund will be mailed information detailing the proposal on or about November 18, 2000. Shareholders of Liberty Intermediate Tax Exempt Fund will be mailed information detailing the proposal on or about November 27, 2000.

In connection with the proposed reorganizations of the Funds, the Boards of Trustees have suspended the sale of each Fund's shares effective November 8, 2000. Consequently, purchase orders for Fund shares received (except those purchases that are part of the Automatic Investment Plan, Automated Dollar Cost Averaging program, Automatic Dividend Diversification program, dividend reinvestments and contributions to certain existing retirement plan accounts) will be rejected by each Fund.

--------------------------------------  ----------------------------------------
Funds                                   Acquiring Funds

--------------------------------------  ----------------------------------------
--------------------------------------  ----------------------------------------
Liberty Small-Cap Value Fund             Liberty Select Value Fund
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
Liberty Value Opportunities Fund         Liberty Growth & Income Fund
Liberty Value Fund
Liberty All-Star Growth & Income Fund

---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------
Liberty Strategic Balanced Fund          The Liberty Fund

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---------------------------------------- ---------------------------------------
Liberty Short Term Government Fund       Liberty Intermediate Government Fund
---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------
Liberty Oregon Tax-Free Fund             Liberty Tax-Exempt Fund
Liberty Florida Tax-Exempt Fund
Liberty Michigan Tax-Exempt Fund
Liberty Minnesota Tax-Exempt Fund
Liberty North Carolina Tax-Exempt Fund

---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------
Liberty Contrarian Small-Cap Fund        Liberty Special Fund

---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------
Liberty Contrarian Balanced Fund         Liberty Contrarian Equity Fund
---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------
Liberty Newport Tiger Cub Fund           Liberty Newport Asia Pacific Fund
---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------
Liberty Newport Global Equity Fund       Liberty Newport Global Utilities Fund
---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------
Liberty Intermediate Tax-Exempt Fund     Stein Roe Intermediate Municipals Fund
---------------------------------------- ---------------------------------------
G-36/683D-1100                                                October 26, 2000